Provisions (Tables)	12 Months Ended
Dec. 31, 2018
THIRD PARTY GUARANTEES, OTHER CONTINGENT ASSETS AND LIABILITIES
Summary of Breakdown of Provisions
a)	The breakdown of provisions as of December 31, 2018 and 2017 is as follows:

	Balance as of
	12-31-2018		12-31-2017
	Current	Non-current	Current	Non-current
Provisions	ThCh$	ThCh$	ThCh$	ThCh$
Provision for legal proceedings	3,884,018	—	3,497,786	—
Decommissioning or restoration (*)	—	79,493,801	—	63,992,567
Other provisions	1,298,849	—	1,798,849	—
Total	5,182,867	79,493,801	5,296,635	63,992,567

(*)See Note 3.a.

Summary of Changes in Provisions
a)	Changes in provisions for the years ended December 31, 2018, and 2017 are as follows:

	Legal Proceedings	Decommissioning and Restoration	Other Provisions	Total
Changes in Provisions	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance as of January 1, 2018	3,497,786	63,992,567	1,798,849	69,289,202
Changes in Provisions
Increase (decrease) in existing provisions	991,032	12,485,197	—	13,476,229
Provisions used	(315,412)	—	(500,000)	(815,412)
Reversal of Not Used Provision (*)	(259,419)	—	—	(259,419)
Increase for adjustment to value of money over time	—	3,016,037	—	3,016,037
Foreign currency translation	(29,969)	—	—	(29,969)
Total changes in provisions	386,232	15,501,234	(500,000)	15,387,466
Closing Balance as of December 31, 2018	3,884,018	79,493,801	1,298,849	84,676,668

	Legal Proceedings	Decommissioning and Restoration	Other Provisions	Total
Changes in Provisions	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance as of January 1, 2017	4,694,579	57,325,915	1,798,849	63,819,343
Changes in Provisions
Increase (decrease) in existing provisions	309,749	4,340,858	—	4,650,607
Provisions used	(495,166)	—	—	(495,166)
Reversal of Not Used Provision (*)	(1,016,300)	—	—	(1,016,300)
Increase for adjustment to value of money over time	—	2,325,794	—	2,325,794
Foreign currency translation	4,924	—	—	4,924
Total changes in provisions	(1,196,793)	6,666,652	—	5,469,859
Closing Balance as of December 31, 2017	3,497,786	63,992,567	1,798,849	69,289,202

(*)Corresponds to reversals of provisions for Litigation.